Inventory, net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory, net
Inventory write-down	$ 1,020	$ 2,509	$ 526	$ 34	$ 0